INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Accounts Receivable of Major Customers) (Details) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
Concentration Risk [Line Items]
Percentage	10.00%	13.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage	10.00%	10.00%